Patrick F. Quan

Secretary

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(415) 393-7110 Tel

pfq@capgroup.com

January 7, 2014

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: SMALLCAP World Fund, Inc.

 File Nos. 811-05888 and 033-32785

Dear Sir or Madam:

This filing is being made pursuant to Rule 497 in order to comply with the XBRL requirements applicable to investment companies under Rule 405 of Regulation S-T. This filing is being made in connection with the above referenced Registrant's filing of its prospectus supplement pursuant to Rule 497 on December 13, 2013.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan

Enclosure

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase